Schedule of Investments PIMCO California Flexible Municipal Income Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 126.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
City of Woodland 4.400% due 09/01/2034 «	$779	$743

Total Loan Participations and Assignments (Cost $746)		743

CORPORATE BONDS & NOTES 0.3%
INDUSTRIALS 0.3%
Toledo Hospital 5.325% due 11/15/2028	150	149
Wild Rivers Water Park 8.500% due 11/01/2051	200	126

Total Corporate Bonds & Notes (Cost $292)		275

MUNICIPAL BONDS & NOTES 108.6%
ARKANSAS 0.5%
Arkansas Development Finance Authority Revenue Bonds, Series 2023 7.375% due 07/01/2048	500	557

CALIFORNIA 90.9%
Alameda Corridor Transportation Authority, California Revenue Bonds, (AGM Insured), Series 2024 0.000% due 10/01/2053 (d)	2,200	582
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 5.400% due 10/01/2050 (e)	1,000	596
Bay Area Toll Authority, California Revenue Bonds, Series 2007 2.100% due 04/01/2047	2,000	2,000
Bay Area Toll Authority, California Revenue Bonds, Series 2023 3.400% due 04/01/2055	500	500
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024 4.250% due 07/01/2043	1,375	1,395
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	1,250	1,290
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 12/01/2053	500	535
5.000% due 02/01/2054	300	326
5.250% due 01/01/2054	300	324
5.250% due 11/01/2054	750	817
5.500% due 10/01/2054	600	672
California Community Choice Financing Authority Revenue Bonds, Series 2024 5.000% due 05/01/2054	1,000	1,101
California Community College Financing Authority Revenue Bonds, Series 2016 5.000% due 06/01/2027	260	271
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (d)	1,500	299
5.000% due 06/01/2029	310	335
5.000% due 06/01/2050	460	467
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2047	1,000	1,023
California Health Facilities Financing Authority Revenue Bonds, Series 2016 4.000% due 08/15/2036	250	253
California Health Facilities Financing Authority Revenue Bonds, Series 2017 4.000% due 11/01/2038	500	507
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	500	505
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2036	250	257
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 08/15/2040	500	524
California Health Facilities Financing Authority Revenue Bonds, Series 2022 5.000% due 03/01/2040	500	528
California Housing Finance Agency Revenue Bonds, (FHLMC Insured), Series 2024 4.100% due 07/01/2040	1,000	1,024
California Housing Finance Agency Revenue Bonds, (FNMA Insured), Series 2024 4.250% due 08/01/2041	1,410	1,448
California Housing Finance Agency Revenue Bonds, Series 2024 5.970% due 11/01/2053	2,000	2,035
California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	1,750	1,763
6.000% due 03/01/2053	1,000	1,024

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

7.000% due 03/01/2053	250	254
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
5.125% due 07/01/2054	500	492
8.000% due 01/01/2050	700	721
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 0.000% due 01/01/2061 (d)	3,975	334
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2036	200	226
California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024 4.450% due 12/01/2042	900	926
California Municipal Finance Authority Revenue Bonds, Series 2021 3.000% due 09/01/2030 (g)	260	238
California Municipal Finance Authority Revenue Bonds, Series 2024
5.000% due 09/01/2054	600	660
5.500% due 05/01/2044	350	365
6.000% due 01/01/2039	3,000	3,195
California Municipal Finance Authority Special Tax Bonds, Series 2024
4.250% due 09/01/2034	250	262
5.000% due 09/01/2039	275	300
5.000% due 09/01/2044	325	348
5.000% due 09/01/2049	675	716
5.125% due 09/01/2054	500	531
California Pollution Control Financing Authority Revenue Bonds, Series 2019 6.750% due 12/01/2028 ^(b)	125	9
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	250	263
California Public Finance Authority Revenue Bonds, Series 2022
3.450% due 07/15/2062	800	800
4.000% due 07/15/2038	500	527
California School Finance Authority Revenue Bonds, Series 2024 5.000% due 07/01/2054	525	551
California State General Obligation Bonds, Series 2004 3.000% due 05/01/2034	240	240
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	500	500
California State General Obligation Bonds, Series 2023 5.250% due 09/01/2053	200	227
California State Public Works Board Revenue Bonds, Series 2024 5.000% due 09/01/2039 (a)	2,500	2,927
California State University Revenue Bonds, Series 2015 4.000% due 11/01/2043	500	501
California Statewide Communities Development Authority Revenue Bonds, Series 2006 4.500% due 11/01/2033	2,000	2,166
California Statewide Communities Development Authority Revenue Bonds, Series 2014 6.000% due 12/01/2024	250	250
California Statewide Communities Development Authority Revenue Bonds, Series 2015 4.125% due 03/01/2034	485	487
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2041	500	507
5.000% due 12/01/2046	400	405
5.250% due 12/01/2056	250	253
California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 12/01/2053	300	309
5.500% due 12/01/2058	300	311
California Statewide Communities Development Authority Special Assessment Bonds, Series 2024
5.000% due 09/02/2049	525	552
5.000% due 09/02/2054	575	603
Chino Valley Unified School District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2039 (d)	385	214
Clovis Unified School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2041	500	559
CMFA Special Finance Agency VIII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	220	198
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	595	533
Corona Community Facilities District, California Special Tax Bonds, Series 2024 5.000% due 09/01/2054	1,600	1,705
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.400% due 10/01/2046	445	383
4.000% due 02/01/2057	250	198
Department of Veterans Affairs Veteran's Farm & Home Purchase Program, California Revenue Bonds, Series 2022 4.950% due 12/01/2046	250	266
Eastern Municipal Water District, California Revenue Bonds, Series 2018 3.000% due 07/01/2046	2,000	2,000
Elk Grove Finance Authority, California Special Tax Bonds, Series 2016 5.000% due 09/01/2046	500	506
Firebaugh, California Revenue Bonds, Series 2019 4.000% due 08/01/2039	250	225
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 1995 0.000% due 01/01/2028 (d)	500	463
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2021 4.000% due 01/15/2046	1,000	994
Fresno Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2049	675	679
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (d)	15,000	1,792

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

3.850% due 06/01/2050	270	253
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	500	528
Grossmont Union High School District, California General Obligation Bonds, Series 2021 0.000% due 08/01/2044 (d)	2,000	906
Indio Finance Authority, California Revenue Bonds, (BAM Insured), Series 2022 4.500% due 11/01/2052	250	258
Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023 0.000% due 09/01/2049 (d)	1,300	415
Irvine Ranch Water District, California Special Assessment Bonds, Series 2009 2.750% due 10/01/2041	1,200	1,200
Long Beach Unified School District, California General Obligation Bonds, Series 2015 0.000% due 08/01/2037 (d)	500	291
Long Beach, California Harbor Revenue Bonds, Series 2015 5.000% due 05/15/2030	500	506
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2030	500	543
Los Angeles Department of Airports, California Revenue Bonds, Series 2020
5.000% due 05/15/2037	250	278
5.000% due 05/15/2038	1,000	1,068
Los Angeles Department of Airports, California Revenue Bonds, Series 2022 4.000% due 05/15/2041	500	499
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2001 2.100% due 07/01/2034	4,000	4,000
Los Angeles Unified School District, California General Obligation Bonds, Series 2022 5.000% due 07/01/2041	500	570
Los Angeles Unified School District, California General Obligation Bonds, Series 2023 5.250% due 07/01/2048	1,000	1,142
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	330	432
Menifee Union School District, California General Obligation Bonds, Series 2023 4.000% due 08/01/2046	500	506
Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021 4.000% due 05/15/2051	600	600
Orange County, California Community Facilities District Special Tax Bonds, Series 2022 5.000% due 08/15/2047	250	263
Orange County, California Community Facilities District Special Tax Bonds, Series 2023 5.500% due 08/15/2048	1,000	1,091
Orange County, California Water District Certificates of Participation Bonds, Series 2003 2.100% due 08/01/2042	1,000	1,000
Pasadena Area Community College District, California General Obligation Bonds, Series 2023 4.000% due 08/01/2052	560	560
Peralta Community College District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2039	250	250
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2046 (d)	1,000	365
River Islands Public Financing Authority, California Special Tax Bonds, Series 2024 5.000% due 09/01/2054	1,000	1,029
River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022 5.000% due 09/01/2029	250	279
River Islands Public Financing Authority, California Special Tax, Series 2022 5.750% due 09/01/2052	250	262
Riverside Unified School District, California Special Tax Bonds, Series 2024 5.000% due 09/01/2054	770	805
Roseville, California Special Tax Bonds, Series 2017 5.000% due 09/01/2033	500	517
Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2036	270	293
5.000% due 09/01/2047	100	105
Sacramento Municipal Utility District, California Revenue Bonds, Series 2023 3.100% due 08/15/2041	1,000	1,000
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2050	500	472
Salinas Union High School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022 4.375% due 06/01/2047	1,000	1,031
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 4.000% due 07/01/2046	500	490
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	700	755
San Diego County, California Water Authority Revenue Bonds, Series 2022 5.000% due 05/01/2052	1,000	1,106
San Diego Housing Authority, Inc., California Revenue Bonds,(FHLMC Insured), Series 2024 4.200% due 06/01/2040	1,500	1,542
San Diego Unified School District, California General Obligation Bonds, Series 2023 4.000% due 07/01/2053	500	503
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018 2.150% due 05/01/2058	1,000	1,000
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019 5.000% due 05/01/2049	250	259
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016 4.000% due 11/01/2039	1,000	1,010
San Juan Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2049	1,000	1,002
San Rafael City Elementary School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2047	250	249

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

SangerUnified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2049	1,000	1,019
Santa Cruz City High School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	1,000	1,008
Stockton Community Facilities District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2044	380	406
5.000% due 09/01/2054	650	693
Tejon Ranch Public Facilities Finance Authority, California Special Tax Bonds, Series 2024 5.000% due 09/01/2054	300	316
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (d)	2,015	351
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (d)	2,000	400
5.000% due 06/01/2034	250	271
5.000% due 06/01/2048	1,000	1,042

		91,811

COLORADO 0.9%
Colorado Housing and Finance Authority Revenue Bonds, Series 2024 6.350% due 06/01/2054	300	311
Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021 5.250% due 12/01/2051 (e)	500	321
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.250% due 12/01/2032	250	261

		893

FLORIDA 0.5%
Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023 4.850% due 05/01/2038	500	525

GEORGIA 0.1%
Atlanta Development Authority, Georgia Tax Allocation Bonds, Series 2024 5.000% due 04/01/2034	100	103

IDAHO 0.2%
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	250	241

INDIANA 0.1%
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	280	139

IOWA 0.3%
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	250	248

MICHIGAN 0.4%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	250	200
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2046 (d)	1,500	211

		411

MULTI-STATE 0.9%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 2.250% due 09/25/2037	494	424
Freddie Mac Multifamily Variable Rate Certificate, Revenue Bonds, Series 2022 2.875% due 07/25/2036	477	446

		870

NEVADA 0.1%
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (d)	1,000	148

NEW HAMPSHIRE 0.5%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.817% due 12/20/2036	491	503

NEW YORK 1.7%
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	100	93
Build NYC Resource Corp., New York Revenue Bonds, Series 2022 5.000% due 06/01/2032	200	214
New York Transportation Development Corp. Revenue Bonds, Series 2020 4.000% due 10/01/2030	250	252

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

NewYork Transportation Development Corp. Revenue Bonds, Series 2023 6.000% due 04/01/2035	1,000	1,132

		1,691

OHIO 0.7%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 0.000% due 06/01/2057 (d)	4,200	401
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	300	300

		701

PENNSYLVANIA 0.3%
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2024
6.000% due 06/30/2034	22	24
7.000% due 06/30/2039	298	272
8.000% due 06/30/2034	44	45

		341

PUERTO RICO 7.5%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	1,775	1,145
0.000% due 11/01/2051	2,006	1,314
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	862	841
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010 5.250% due 07/01/2040 ^(b)	500	211
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (d)	5,000	1,697
0.000% due 07/01/2051 (d)	4,500	1,110
5.000% due 07/01/2058	1,000	1,010
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.329% due 07/01/2040	250	250

		7,578

TENNESSEE 0.8%
Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016 0.000% due 12/01/2024 (d)	810	804

TEXAS 0.9%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021 7.500% due 12/01/2045	250	173
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043	300	307
Calhoun County, Texas Navigation Industrial Development Authority Revenue Bonds, Series 2021 3.625% due 07/01/2026	250	214
Dallas Housing Finance Corp., Texas Revenue Bonds, Series 2022 6.000% due 12/01/2062	250	251

		945

VIRGINIA 0.3%
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	285	281

WEST VIRGINIA 0.7%
Montgomery County, West Virginia Tax Allocation Bonds, Series 2023 6.000% due 06/01/2053	500	544
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (d)	1,250	123

		667

WISCONSIN 0.3%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021 6.500% due 06/01/2045	125	113
Public Finance Authority, Wisconsin Revenue Bonds, Series 2023 0.000% due 09/01/2029 (d)	200	142

		255

Total Municipal Bonds & Notes (Cost $104,951)		109,712

U.S. GOVERNMENT AGENCIES 4.9%
Freddie Mac
3.600% due 12/01/2040 - 06/01/2043	1,243	1,205
3.660% due 01/01/2039	742	730
3.720% due 01/01/2041	1,988	1,968

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

3.850% due 02/01/2038	996	1,002

Total U.S. Government Agencies (Cost $4,522)		4,905

	SHARES
MUTUAL FUNDS 3.5%
BlackRock California Municipal Income Trust	68,750	831
BlackRock MuniHoldings California Quality Fund, Inc.	73,500	847
Nuveen California AMT-Free Quality Municipal Income Fund	70,100	952
Nuveen California Quality Municipal Income Fund	73,900	879

Total Mutual Funds (Cost $3,262)		3,509

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
JPMorgan Chase & Co. 3.650% due 06/01/2026 •(f)	125,000	122

Total Preferred Securities (Cost $114)		122

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 8.2%
REPURCHASE AGREEMENTS (h) 2.9%		2,900

U.S. TREASURY BILLS 2.3%
5.204% due 10/01/2024 - 10/29/2024 (c)(d)	$2,300	2,296

MUNICIPAL BONDS & NOTES 3.0%
Los Angeles County, California Revenue Notes, Series 2024 5.000% due 06/30/2025	2,000	2,034
Riverside County, California Revenue Notes, Series 2024 5.000% due 06/30/2025	1,000	1,017

Total Municipal Bonds & Notes (Cost $3,038)		3,051

Total Short-Term Instruments (Cost $8,234)		8,247

Total Investments in Securities (Cost $122,121)		127,513

Total Investments 126.3% (Cost $122,121)		$127,513
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (24.5)%		(24,714)
Financial Derivative Instruments(i)0.0%(Cost or Premiums, net $0)		35
Other Assets and Liabilities, net (1.8)%		(1,814)

Net Assets Applicable to Common Shareholders 100.0%		$101,020

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Security becomes interest bearing at a future date.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

California Municipal Finance Authority Revenue Bonds, Series 2021	3.000%	09/01/2030	12/06/2023	$237	$238	0.24%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.950%	09/30/2024	10/01/2024	$2,900	U.S. Treasury Notes 4.125% due 03/31/2029	$(2,956)	$2,900	$2,900

Total Repurchase Agreements	$(2,956)	$2,900	$2,900

(1)	Includes accrued interest.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note December Futures	12/2024	78	$(8,914)	$(9)	$35	$0

Total Futures Contracts	$(9)	$35	$0

Cash of $206 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$743	$743
Corporate Bonds & Notes
Industrials	0	275	0	275
Municipal Bonds & Notes
Arkansas	0	557	0	557
California	0	91,811	0	91,811
Colorado	0	893	0	893
Florida	0	525	0	525
Georgia	0	103	0	103
Idaho	0	241	0	241
Indiana	0	139	0	139

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

Iowa	0	248	0	248
Michigan	0	411	0	411
Multi-State	0	870	0	870
Nevada	0	148	0	148
New Hampshire	0	503	0	503
New York	0	1,691	0	1,691
Ohio	0	701	0	701
Pennsylvania	0	341	0	341
Puerto Rico	0	7,578	0	7,578
Tennessee	0	804	0	804
Texas	0	945	0	945
Virginia	0	281	0	281
West Virginia	0	667	0	667
Wisconsin	0	255	0	255
U.S. Government Agencies	0	4,905	0	4,905
Mutual Funds	3,509	0	0	3,509
Preferred Securities
Banking & Finance	0	122	0	122
Short-Term Instruments
Repurchase Agreements	0	2,900	0	2,900
U.S. Treasury Bills	0	2,296	0	2,296
Municipal Bonds & Notes	0	3,051	0	3,051

Total Investments	$3,509	$123,261	$743	$127,513

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$35	$0	$35

Total Financial Derivative Instruments	$0	$35	$0	$35

Totals	$3,509	$123,296	$743	$127,548

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments, and in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2024, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Counterparty Abbreviations:
BOS	BofA Securities, Inc.

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FHLMC	Federal Home Loan Mortgage Corp.	FNMA	Federal National Mortgage Association
BAM	Build America Mutual Assurance

Other Abbreviations:
TBA	To-Be-Announced